Regulatory Matters - Additional Information (Detail) ¥ in Billions	12 Months Ended
	Mar. 31, 2016 JPY (¥)
Japan Gaap Schedule Of Compliance With Regulatory Capital Requirements [Line Items]
Capital adequacy ratio	120.00%
Increments of capital investment	10.00%
Additional Tier 1 capital	¥ 1,144.0
Tier 2 capital	¥ 962.9
Common Equity Tier 1 capital requirement, including capital conservation buffer	7.00%
Additional loss absorbency requirements for G-SIBs and D-SIBs	1.00%
Buffer ranging percentage	0.625%
Adjustment in the calculation of Common Equity	20.00%
Increased in Common Equity	20.00%
Date at which regulatory adjustments reach 100%	2018-03
Description of regulatory actions for not maintaining the minimum capital ratio concerning securities subsidiaries	A capital ratio of less than 140% will call for regulatory reporting and a capital ratio of less than 100% may lead to a temporary suspension of all or part of the business operations and further, to the cancellation of the license to act as a securities broker and dealer.
Minimum
Japan Gaap Schedule Of Compliance With Regulatory Capital Requirements [Line Items]
Buffer ranging percentage	0.00%
Minimum | G-SIB
Japan Gaap Schedule Of Compliance With Regulatory Capital Requirements [Line Items]
Capital adequacy ratio	1.00%
Minimum | Regulatory reporting
Japan Gaap Schedule Of Compliance With Regulatory Capital Requirements [Line Items]
Capital adequacy ratio	140.00%
Minimum | Temporary suspension
Japan Gaap Schedule Of Compliance With Regulatory Capital Requirements [Line Items]
Capital adequacy ratio	100.00%
Maximum
Japan Gaap Schedule Of Compliance With Regulatory Capital Requirements [Line Items]
Buffer ranging percentage	2.50%
Maximum | G-SIB
Japan Gaap Schedule Of Compliance With Regulatory Capital Requirements [Line Items]
Capital adequacy ratio	2.50%
Basel III
Japan Gaap Schedule Of Compliance With Regulatory Capital Requirements [Line Items]
Tier 1 capital ratio	6.00%
Common Equity Tier 1	4.50%
Basel III | Minimum
Japan Gaap Schedule Of Compliance With Regulatory Capital Requirements [Line Items]
Capital adequacy ratio	8.00%
March 2016
Japan Gaap Schedule Of Compliance With Regulatory Capital Requirements [Line Items]
Additional loss absorbency requirements for G-SIBs and D-SIBs	0.25%	[1]
Capital conservation buffer	0.625%
March 2019
Japan Gaap Schedule Of Compliance With Regulatory Capital Requirements [Line Items]
Additional loss absorbency requirements for G-SIBs and D-SIBs	1.00%	[1]
Capital conservation buffer	2.50%
January 1, 2019 | Minimum | G-SIB
Japan Gaap Schedule Of Compliance With Regulatory Capital Requirements [Line Items]
Capital adequacy ratio	16.00%
January 1, 2022 | Minimum | G-SIB
Japan Gaap Schedule Of Compliance With Regulatory Capital Requirements [Line Items]
Capital adequacy ratio	18.00%
January 1, 2019 | Minimum | G-SIB
Japan Gaap Schedule Of Compliance With Regulatory Capital Requirements [Line Items]
Capital adequacy ratio	6.00%
January 1, 2022 | Minimum | G-SIB
Japan Gaap Schedule Of Compliance With Regulatory Capital Requirements [Line Items]
Capital adequacy ratio	6.75%
2019 | G-SIB
Japan Gaap Schedule Of Compliance With Regulatory Capital Requirements [Line Items]
Percentage of consolidated risk-weighted assets	2.50%
2022 | G-SIB
Japan Gaap Schedule Of Compliance With Regulatory Capital Requirements [Line Items]
Percentage of consolidated risk-weighted assets	3.50%

[1]	Figures assume that the additional loss absorbency requirements applied to the Group as a G-SIB and D-SIB continue to be 1.0% on a fully effective basis.